TRADE PAYABLES	12 Months Ended
Dec. 31, 2025
TRADE PAYABLES
TRADE PAYABLES

NOTE 13 – TRADE PAYABLES

		As of December 31,
Current	Note	2025	2024
Suppliers		1,088,462	568,107
Related Parties	28.b)	20,358	16,873
		1,108,820	584,980
Non-current
Suppliers		20,314	21,674
		20,314	21,674
Total trade payables		1,129,134	606,654